STOCKHOLDERS' EQUITY - Common and Preferred Stock (Details) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Shares issued to purchase registered shares		3,605,042
Shares issued to purchase unregistered shares		3,605,042
Sales price (in dollars per share)		$ 3.475
Aggregate gross proceeds from units issued		$ 11,500,000
Shares and warrants registered for resale	3,605,042
Preferred Stock
Preferred stock, shares authorized				15,000,000
Preferred stock, par value (in dollars per share)				$ 0.001
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Warrants
Exercise price per share (in dollars per share)		$ 3.36
Expiration period of warrants		5 years
MLV
Aggregate offering price			$ 23,000,000
Commission payable as a percentage of gross proceeds			3.00%
Common stock, shares issued				13,674,916	2,161,833
Net proceeds				$ 3,722,000	$ 9,730,000
Number of shares issued subsequent to reporting period				0
Aggregate market value of common stock held by non-affiliates					$ 75,000,000
Maximum market value of stock that may be sold in a 12 month period					33.00%
MLV | Minimum
Sales price (in dollars per share)				$ 0.21	$ 3.50
MLV | Maximum
Sales price (in dollars per share)				$ 0.34	$ 5.16
Maxim
Placement agent fees and other offering expenses		$ 751,651
Maxim | Maximum
Reimbursement of fees and expenses		$ 60,000
Maxim | Warrants
Exercise price per share (in dollars per share)		$ 3.36
Warrants to purchase common stock		54,076